Parent Company Only Condensed Financial Information - Schedule of condensed statements of operations and comprehensive loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (221,996)	$ (31,267)	¥ (229,210)	¥ (190,297)
Total operating expenses	(3,233,788)	(455,470)	(3,361,096)	(2,932,086)
Loss from operations	(466,326)	(65,681)	(774,680)	(943,248)
Interest expense	69,472	9,785	45,607	31,644
Others, net	(11,578)	(1,631)	81,445	36,673
Loss before tax	(539,028)	(75,921)	(725,934)	(919,439)
Income tax expenses	(11,089)	(1,562)	(13,844)	(6,648)
Net loss	(550,100)	(77,483)	(745,883)	(1,026,354)
Net loss attributable to ordinary shareholders of the Company	(549,935)	(77,457)	(727,032)	(995,655)
Net loss	(550,100)	(77,483)	(745,883)	(1,026,354)
Other comprehensive loss:
Foreign currency translation adjustment	(8,448)	(1,190)	(37,740)	(7,296)
Total other comprehensive loss	(8,448)	(1,190)	(37,740)	(7,296)
Total comprehensive loss	(558,565)	(78,673)	(783,623)	(1,033,650)
Comprehensive loss attributable to ordinary shareholders of the Company	(558,383)	(78,647)	(764,772)	(1,002,951)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(8,970)	(1,263)	(12,861)	(13,048)
Total operating expenses	(8,970)	(1,263)	(12,861)	(13,048)
Loss from operations	(8,970)	(1,263)	(12,861)	(13,048)
Interest income	68	10	135	5,246
Interest expense	(37,513)	(5,285)	(14,380)	(616)
Others, net	1,445	204	1,354	2,289
Share of loss of subsidiaries and VIEs	(504,965)	(71,123)	(701,280)	(989,148)
Loss before tax	(549,935)	(77,457)	(727,032)	(995,277)
Income tax expenses				(378)
Net loss	(549,935)	(77,457)	(727,032)	(995,655)
Net loss attributable to ordinary shareholders of the Company	(549,935)	(77,457)	(727,032)	(995,655)
Net loss	(549,935)	(77,457)	(727,032)	(995,655)
Other comprehensive loss:
Foreign currency translation adjustment	(8,448)	(1,190)	(37,740)	(7,296)
Total other comprehensive loss	(8,448)	(1,190)	(37,740)	(7,296)
Total comprehensive loss	(558,383)	(78,647)	(764,772)	(1,002,951)
Comprehensive loss attributable to ordinary shareholders of the Company	¥ (558,383)	$ (78,647)	¥ (764,772)	¥ (1,002,951)